Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
ColdQuanta, Inc. dba Infleqtion [Member]
Goodwill [Line Items]
Schedule of Changes in the carrying amount of goodwill	The table below presents the changes in the carrying amount of goodwill (in thousands):

	2025	2024
Beginning balance	$9,315	$9,315
Goodwill additions	—	1,533
Goodwill impairment	—	(1,533)

Ending balance	$9,315	$9,315